Stockholders' Equity - Additional Information (Detail) - USD ($)				3 Months Ended
	Mar. 16, 2020	Mar. 09, 2020	Feb. 11, 2020	Mar. 31, 2020	Dec. 31, 2019
Class Of Stock [Line Items]
Common stock, par value		$ 0.01		$ 0.01	$ 0.01
Gross proceeds from IPO				$ 91,948,000
Common stock, shares, issued				5,350,000	10
Common stock, shares, outstanding				5,262,534	10
Share repurchase program, authorized amount		$ 10,000,000
Stock repurchase program, expiration date		Mar. 09, 2022
Stock repurchase program period in force		2 years
Share repurchase program, treasury stock shares				87,466
Share repurchase program, treasury stock, value				$ 1,339,000
Share repurchase program, treasury stock, per share				$ 15.30
Treasury stock, common, shares				87,466
Dividends payable, amount per share	$ 0.2198
Dividends payable date declared	Mar. 16, 2020
Dividend payable date to be paid	Mar. 31, 2020
Dividends payable date of record	Mar. 23, 2020
IPO
Class Of Stock [Line Items]
Issuance of common stock through public offering, shares			5,000,000
Common stock, par value			$ 0.01
Common stock price, per share			$ 19.00
Additional number of common stock shares sold			350,000
Additional common stock sold price, per share			$ 19.00
Gross proceeds from IPO			$ 101,700,000
Underwriting discount and commission expenses			6,900,000
Offering expenses			$ 2,900,000